1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Accounting Policies [Abstract]
Schedule of Inventory
	December 31, 2016	June 30, 2016
Raw Materials	$572,318	$520,490
Work-In-Progress	317,294	383,889
Finished Goods	208,279	229,072
Total Inventories	$1,097,891	$1,133,451

	2016	2015
Raw material	$520,490	$485,266
Work-in-progress	383,889	388,503
Finished goods	229,072	199,487
	$1,133,451	$1,073,256

Estimated Useful Lives of Property and Equipment
Asset Classification	Estimated Useful Life
Machinery and equipment	2-7 years
Leasehold improvements	Shorter of lease term or estimated useful life
Furniture and fixtures	5 years
Vehicles	3 years

Percent schedule of entity wide revenues
	Year Ended June 30
	2016	2015
Customer A	16%	23%
Customer B	1	15
Customer C	12	11
All others	71	51
	100%	100%

Schedule of earnings per share
	Three Months Ended December 31		Six Months Ended December 31
	2016	2015	2016	2015
Net Income (Loss) – Basic and Diluted	$(312,095)	$(281,310)	$(605,503)	$(663,200)

Basic Weighted Average Shares Outstanding	8,104,800	7,230,169	7,822,191	6,809,988
Potentially Dilutive Securities	–	–	–	–
Diluted Weighted Average Shares Outstanding	8,104,800	7,230,169	7,822,191	6,809,988

Loss Per Share
Basic	$(0.04)	$(0.04)	$(0.08)	$(0.10)
Diluted	$(0.04)	$(0.04)	$(0.08)	$(0.10)

	Year Ended June 30
	2016	2015
Net Loss– Basic and Diluted	$(1,034,765)	$(1,178,793)

Basic Weighted Average Shares Outstanding	7,157,978	6,272,264
Potentially Dilutive Securities	–	–
Diluted Weighted Average Shares Outstanding	7,157,978	6,272,264

Loss Per Share
Basic	$(0.15)	$(0.19)
Diluted	$(0.15)	$(0.19)

Warranty reserve activity
	2016	2015
Balance at beginning of period	$25,000	$25,000
Provision for warranty claims	4,189	32,477
Warranty claims incurred	(4,189)	(32,477)
Balance at end of period	$25,000	$25,000